Financial Instruments (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
USD [Member] | Scotiabank Chile [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered		Flow interest rate and exchange rate on bank bonds
Financial assets and liabilities, at fair value		$ 255,898
Maturity		06-18-2021
USD [Member] | Scotiabank Chile [Member] | Eighteenth June Two Thousand And Twenty One [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate and exchange rate on bank loans
Financial assets and liabilities, at fair value	$ (508,458)
Maturity	06-18-2021
USD [Member] | Scotiabank Chile [Member] | Loan commitments [member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value		$ 8,564,481
USD [Member] | Scotiabank Chile [Member] | Loan commitments [member] | Eighteenth June Two Thousand And Twenty One [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 8,797,431
USD [Member] | Scotiabank Chile [Member] | Financial Rights [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value		$ 8,820,379
USD [Member] | Scotiabank Chile [Member] | Financial Rights [Member] | Eighteenth June Two Thousand And Twenty One [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 8,288,973
UF [Member] | Scotiabank Chile [Member] | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate on bank bonds
Financial assets and liabilities, at fair value	$ 2,034,730
Maturity	06-01-2023
UF [Member] | Scotiabank Chile [Member] | Loan commitments [member] | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 61,365,413
UF [Member] | Scotiabank Chile [Member] | Financial Rights [Member] | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 63,400,143
UF [Member] | Banco de Chile [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered		Flow interest rate on bank bonds
Financial assets and liabilities, at fair value		$ 3,766,678
Maturity		09-15-2021
UF [Member] | Banco de Chile [Member] | Fifteenth September Two Thousand And Twenty One [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate on bank bonds
Financial assets and liabilities, at fair value	$ 4,661,049
Maturity	09-15-2021
UF [Member] | Banco de Chile [Member] | Loan commitments [member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value		$ 55,466,642
UF [Member] | Banco de Chile [Member] | Loan commitments [member] | Fifteenth September Two Thousand And Twenty One [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 48,502,235
UF [Member] | Banco de Chile [Member] | Financial Rights [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value		$ 59,233,320
UF [Member] | Banco de Chile [Member] | Financial Rights [Member] | Fifteenth September Two Thousand And Twenty One [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 53,163,284
UF [Member] | Banco Santander [Member] | Tenth August Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate on bank bonds
Financial assets and liabilities, at fair value	$ 2,817,840
Maturity	08-10-2023
UF [Member] | Banco Santander [Member] | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate on bank bonds
Financial assets and liabilities, at fair value	$ 2,285,683
Maturity	06-01-2023
UF [Member] | Banco Santander [Member] | Loan commitments [member] | Tenth August Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 96,705,562
UF [Member] | Banco Santander [Member] | Loan commitments [member] | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	91,920,865
UF [Member] | Banco Santander [Member] | Financial Rights [Member] | Tenth August Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	99,523,402
UF [Member] | Banco Santander [Member] | Financial Rights [Member] | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 94,206,548